CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 609,199	$ 93,364	¥ 173,328
Time deposits	263	40	1,325,737
Short-term investments	584,999	89,655	121,126
Accounts receivable, net	268,830	41,200	200,675
Inventories, net	148,662	22,783	73,225
Amounts due from NetEase Group	4,081	625	14,930
Prepayment and other current assets	235,532	36,098	120,891
Total current assets	1,851,566	283,765	2,029,912
Non-current assets:
Property and equipment, net	45,636	6,994	24,551
Operating lease right-of-use assets, net	105,865	16,225	23,873
Long-term investments	42,484	6,510	2,000
Other assets, net	24,697	3,785	6,128
Total non-current assets	218,682	33,514	56,552
Total assets	2,070,248	317,279	2,086,464
Current liabilities:
Accounts payables (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB50,189 and RMB62,438 as of December 31, 2019 and 2020, respectively)	141,304	21,656	62,675
Payroll payable (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB10,140 and RMB6,863 as of December 31, 2019 and 2020, respectively)	209,603	32,123	94,488
Amounts due to NetEase Group (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB41,667 and RMB26,728 as of December 31, 2019 and 2020, respectively)	67,230	10,303	48,126
Contract liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB434,114 and RMB1,388,567 as of December 31, 2019 and 2020, respectively)	1,440,489	220,765	456,805
Taxes payable (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB15,290 and RMB394 as of December 31, 2019 and 2020, respectively)	54,895	8,413	25,977
Accrued liabilities and other payables (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB22,519 and RMB35,244 as of December 31, 2019 and 2020, respectively)	602,044	92,267	192,643
Short-term loans from NetEase Group	878,000	134,559	878,000
Total current liabilities	3,393,565	520,086	1,758,714
Non-current liabilities:
Long-term lease liabilities	79,748	12,222	21,206
Other non-current liabilities	4,043	620	5,517
Total non-current liabilities	83,791	12,842	26,723
Total liabilities	3,477,356	532,928	1,785,437
Commitments and contingencies
Shareholders' equity/(deficit):
Additional paid-in capital	2,309,963	354,017	2,232,841
Accumulated deficit	(3,700,000)	(563,070)	(1,920,081)
Accumulated other comprehensive loss	(47,058)	(7,213)	(14,527)
Statutory reserves	2,950	452	1,786
Noncontrolling interests	997	153	936
Total shareholders' equity/(deficit)	(1,407,108)	(215,649)	301,027
Total liabilities and shareholders' equity/(deficit)	2,070,248	317,279	2,086,464
Class A ordinary shares [Member]
Shareholders' equity/(deficit):
Ordinary shares	18	3	16
Total shareholders' equity/(deficit)	18		16
Class B ordinary shares [Member]
Shareholders' equity/(deficit):
Ordinary shares	56	$ 9	56
Total shareholders' equity/(deficit)	¥ 56		¥ 56